Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of stock option activity under the Plans

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
			(in years)
Outstanding as of December 31, 2017	3,123,064	$2.75	8.82	$6,010
Granted	2,891,639	17.11
Exercised	(22,060)	3.46
Forfeited	(132,475)	5.16
Outstanding as of September 30, 2018	5,860,168	$9.78	8.81	$96,055
Options exercisable as of September 30, 2018	1,575,324	$2.44	7.72	$36,330
Options unvested as of September 30, 2018	4,284,844	$12.48	9.22	$59,725

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
			(in years)
Outstanding as of December 31, 2016	1,583,691	$1.64	9.10	$356
Granted	1,546,874	3.90
Exercised	—	—
Forfeited	(7,501)	3.75
Outstanding as of December 31, 2017	3,123,064	$2.75	8.82	$6,010
Options exercisable as of December 31, 2017	843,454	$1.62	8.07	$2,580
Options unvested as of December 31, 2017	2,279,610	$3.17	9.09	$3,431

Schedule of restricted share activity

	Class A		Class B
		Weighted		Weighted
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value
Unvested restricted shares outstanding as of December 31, 2017	312,229	$0.000273235	1,635,495	$0.000273235
Granted	—	—	—	—
Vested	(133,812)	$0.000273235	(669,066)	$0.000273235
Unvested restricted shares outstanding as of September 30, 2018	178,417	$0.000273235	966,429	$0.000273235

	Class A		Class B
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Shares	at Issuance	Shares	at Issuance
Unvested restricted shares outstanding as of December 31, 2016	490,646	$0.000273235	2,527,583	$0.000273235
Granted	—	—	—	—
Vested	(178,417)	0.000273235	(892,088)	0.000273235
Unvested restricted shares outstanding as of December 31, 2017	312,229	$0.000273235	1,635,495	$0.000273235

Schedule of share-based compensation expense was classified in the consolidated statements of operations and comprehensive loss

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Research and development expenses	$576	$121	$1,141	$181
General and administrative expenses	926	201	1,978	369
	$1,502	$322	$3,119	$550

	Year Ended
	December 31,
	2016	2017
Research and development expenses	$59	$324
General and administrative expenses	309	573
	$368	$897

Employees and directors
Schedule of stock option valuation assumptions presented on weighted average basis

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Risk-free interest rate	2.93%	1.90%	2.80%	1.97%
Expected term (in years)	6.25	6.00	6.41	6.00
Expected volatility	74.37%	73.88%	74.90%	74.23%
Expected dividend yield	—%	—%	—%	—%

	Year Ended
	December 31,
	2016	2017
Risk-free interest rate	1.45%	1.99%
Expected term (in years)	6.25	6.25
Expected volatility	70.75%	74.18%
Expected dividend yield	0%	0%

Non-employees
Schedule of stock option valuation assumptions presented on weighted average basis

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Risk-free interest rate	2.94%	1.97%	2.90%	1.97%
Expected term (in years)	7.04	8.84	7.46	8.84
Expected volatility	74.49%	77.93%	74.07%	77.93%
Expected dividend yield	—%	—%	—%	—%

	Year Ended
	December 31,
	2016	2017
Risk-free interest rate	1.94%	2.49%
Expected term (in years)	10.00	10.00
Expected volatility	65.85%	78.28%
Expected dividend yield	0%	0%